UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08294

AB GOVERNMENT EXCHANGE RESERVES

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: April 30, 2017

Date of reporting period: April 30, 2017

ITEM 1. REPORTS TO STOCKHOLDERS.

APR    04.30.17

ANNUAL REPORT

AB GOVERNMENT EXCHANGE RESERVES

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC 0330. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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EXPENSE EXAMPLE (continued)

	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,001.20	$2.43	0.49%
Hypothetical**	$1,000	$1,022.36	$2.46	0.49%
Class B
Actual	$1,000	$1,001.10	$2.58	0.52%
Hypothetical**	$1,000	$1,022.22	$2.61	0.52%
Class C
Actual	$1,000	$1,001.20	$2.48	0.50%
Hypothetical**	$1,000	$1,022.32	$2.51	0.50%
Advisor Class
Actual	$1,000	$1,001.20	$2.38	0.48%
Hypothetical**	$1,000	$1,022.41	$2.41	0.48%
Class R
Actual	$1,000	$1,001.40	$2.23	0.45%
Hypothetical**	$1,000	$1,022.56	$2.26	0.45%
Class K
Actual	$1,000	$1,001.40	$2.28	0.46%
Hypothetical**	$1,000	$1,022.51	$2.31	0.46%
Class I
Actual	$1,000	$1,001.60	$2.03	0.41%
Hypothetical**	$1,000	$1,022.76	$2.06	0.41%

*	Expenses are equal to the classes’ annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

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PORTFOLIO OF INVESTMENTS

April 30, 2017

	Yield*	Principal Amount (000)	U.S. $ Value

SHORT-TERM INVESTMENTS – 100.1%
U.S. Government & Government Sponsored Agency Obligations – 90.7%
Federal Farm Credit Bank
7/13/17(a)	0.960%	$3,000	$3,000,973
5/26/17(a)	0.980%	4,200	4,199,912
5/25/17(a)	0.981%	5,000	4,999,958
9/25/17(a)	0.981%	5,000	5,003,679
7/03/17(a)	1.000%	10,000	10,002,623
7/25/17(a)	1.021%	5,000	5,002,995
6/20/17(a)	1.023%	5,000	5,000,629
8/28/17(a)	1.040%	7,500	7,500,247
9/18/17(a)	1.070%	5,000	5,005,206
5/04/18(a)	1.103%	8,500	8,522,079
6/14/17(a)	1.150%	2,700	2,701,016
Federal Home Loan Bank
5/01/17(a)	0.567%	15,000	15,000,000
5/30/17	0.625%	6,945	6,944,265
7/27/17(a)	0.772%	5,000	4,999,348
7/20/17(a)	0.778%	5,000	4,999,965
7/25/17(a)	0.781%	5,000	5,000,000
5/16/17(a)	0.792%	5,000	4,999,982
7/12/17(a)	0.798%	5,000	5,000,000
12/22/17(a)	0.816%	10,000	10,000,000
1/26/18(a)	0.823%	5,000	5,000,000
5/24/17	0.875%	8,420	8,420,324
8/18/17(a)	0.984%	5,000	5,002,744
8/04/17(a)	1.018%	1,600	1,600,753
Federal Home Loan Bank Discount Notes
5/03/17	0.750%	5,000	4,999,848
6/14/17	0.800%	15,000	14,985,345
6/16/17	0.800%	15,000	14,985,050
7/19/17	0.850%	3,500	3,493,448
7/21/17	0.850%	15,000	14,971,177
9/06/17	0.920%	1,580	1,574,944
10/04/17	0.930%	921	917,209
10/11/17	0.930%	5,000	4,978,606
10/18/17	0.930%	3,500	3,484,299
10/20/17	0.930%	1,000	995,437
10/25/17	0.930%	2,500	2,487,966
Federal Home Loan Mortgage Corp.
10/12/17(a)	0.776%	5,000	5,000,000
7/21/17(a)	1.121%	6,650	6,654,992

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PORTFOLIO OF INVESTMENTS (continued)

	Yield*	Principal Amount (000)	U.S. $ Value

1/08/18(a)	1.125%	$6,000	$6,011,330
5/12/17	1.250%	5,305	5,305,893
Federal National Mortgage Association
6/01/17	0.850%	2,565	2,563,235
9/08/17(a)	0.999%	5,000	5,003,612
U.S. Treasury Notes
8/31/17	0.625%	7,500	7,492,554
9/30/17	0.625%	12,500	12,483,650
9/15/17	1.000%	15,000	15,003,948

			271,299,241

Repurchase Agreements – 9.4%
Mizuho Securities USA 0.82% dated 4/28/17 due 5/01/17 in the amount of $14,000,957 (collateralized by $13,702,587 Government National Mortgage Association, 3.50% due 4/20/47, value $14,280,000)		14,000	14,000,000
Toronto-Dominion Bank NY 0.81% dated 4/28/17 due 5/01/17 in the amount of $14,200,959 (collateralized by $14,036,400 Federal Farm Credit Systemwide Bond and U.S. Treasury Bond, 0.00% to 2.875% due 4/30/17 to 5/15/43, value $14,484,028)		14,200	14,200,000

			28,200,000

Total Investments – 100.1% (cost $299,499,241)			299,499,241
Other assets less liabilities – (0.1)%			(315,415)

Net Assets – 100.0%			$299,183,826

*	Represents annualized yield at date of reporting or stated coupon.

(a)	Floating Rate Security. Stated interest/floor rate was in effect at April 30, 2017.

See notes to financial statements.

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STATEMENT OF ASSETS & LIABILITIES

April 30, 2017

Assets
Investments in securities, at value (cost $299,499,241)	$299,499,241
Cash	224,212
Interest receivable	224,670
Receivable for shares of beneficial interest sold	79,245

Total assets	300,027,368

Liabilities
Payable for shares of beneficial interest redeemed	562,616
Custody fee payable	70,606
Advisory fee payable	47,403
Administrative fee payable	20,046
Accrued expenses	142,871

Total liabilities	843,542

Net Assets	$299,183,826

Composition of Net Assets
Shares of beneficial interest, at par	$299,187
Additional paid-in capital	298,873,646
Undistributed net investment income	703
Accumulated net realized gain on investment transactions	10,290

$299,183,826

Net Asset Value Per Share—unlimited shares authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$141,972,609	141,982,539	$1.00

B	$2,122,300	2,122,046	$1.00

C	$17,104,861	17,105,555	$1.00

Advisor	$79,423,953	79,412,880	$1.00

R	$6,023,959	6,024,992	$1.00

K	$42,347,662	42,354,035	$1.00

I	$10,188,482	10,184,754	$1.00

See notes to financial statements.

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STATEMENT OF OPERATIONS

Year Ended April 30, 2017

Investment Income
Interest	$3,205,143
Other income(a)	86,395	$3,291,538

Expenses
Advisory fee (see Note B)	1,363,574
Distribution fee—Class A	377,221
Distribution fee—Class B	31,288
Distribution fee—Class C	126,131
Distribution fee—Class R	32,761
Distribution fee—Class K	100,314
Transfer agency—Class A	158,516
Transfer agency—Class B	4,440
Transfer agency—Class C	19,766
Transfer agency—Advisor Class	116,289
Transfer agency—Class R	3,931
Transfer agency—Class K	25,319
Transfer agency—Class I	54,764
Custodian	190,982
Registration fees	150,322
Legal	126,293
Administrative	59,141
Printing	51,488
Audit and tax	38,304
Trustees’ fees	25,769
Miscellaneous	81,026

Total expenses	3,137,639
Less: expenses waived and reimbursed by the Adviser (see Note B)	(684,887)
Less: expenses waived and reimbursed by the Distributor (see Note C)	(667,715)

Net expenses		1,785,037

Net investment income		1,506,501

Realized and Unrealized Gain on Investment Transactions
Net realized gain on investment transactions		104,835

Net Increase in Net Assets from Operations		$1,611,336

(a)	Other income represents a refund for overbilling of prior years’ custody out-of-pocket fees.

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Year Ended April 30, 2017	Year Ended April 30, 2016
Increase in Net Assets from Operations
Net investment income	$1,506,501	$3,949,728
Net realized gain on investment transactions	104,835	63,216

Net increase in net assets from operations	1,611,336	4,012,944
Dividends and Distributions to Shareholders from
Net investment income
Class A	(225,369)	(352,553)
Class B	(3,419)	(8,669)
Class C	(22,980)	(35,437)
Advisor Class	(178,642)	(238,918)
Class R	(13,141)	(10,079)
Class K	(75,084)	(59,606)
Class I	(987,703)	(3,244,466)
Net realized gain on investment transactions
Class A	(73,858)	(107)
Class B	(1,387)	(2)
Class C	(8,149)	(10)
Advisor Class	(45,443)	(51)
Class R	(3,407)	(2)
Class K	(20,161)	(15)
Class I	(5,284)	(885)
Transactions in Shares of Beneficial Interest
Net increase (decrease)	(1,778,191,870)	25,189,281

Total increase (decrease)	(1,778,244,561)	25,251,425
Net Assets
Beginning of period	2,077,428,387	2,052,176,962

End of period (including undistributed net investment income of $703 and $540, respectively)	$299,183,826	$2,077,428,387

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

April 30, 2017

NOTE A

Significant Accounting Policies

AB Government Exchange Reserves (the “Fund”), is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. Prior to July 11, 2016, the Fund was known as AB Exchange Reserves. The Fund’s investment objective is to provide maximum current income to the extent consistent with safety of principal and liquidity. The Fund offers, as described in the prospectus, Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares. All seven classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan.

Class A shares are sold for cash without an initial sales charge at the time of purchase. On cash purchases of $1,000,000 or more, however, a contingent deferred sales charge (“CDSC”) equal to 1% of the lesser of net asset value at the time of redemption or original cost if redeemed within one year may be charged. Class A shares may be exchanged for Class A shares of other AB Mutual Funds, subject, in the case of Class A shares of the Fund that were purchased for cash, to any applicable initial sales charge at the time of exchange. Class A shares of the Fund also are offered in exchange for Class A shares of other AB Mutual Funds without any sales charge at the time of purchase, but on Class A shares of the Fund that were received in exchange for another AB Mutual Fund Class A shares that were not subject to an initial sales charge when originally purchased for cash because the purchase was of $1,000,000 or more, a 1% CDSC may be assessed if shares of the Fund are redeemed within one year of the AB Mutual Fund Class A shares originally purchased for cash.

Class B shares are sold for cash, to the extent described in the prospectus, without an initial sales charge. However, a CDSC is charged if shares are redeemed within four years after purchase. The CDSC charge declines from 4% to zero depending on the period of time the shares are held. Effective January 31, 2009, sales of Class B shares of the Fund to new investors were suspended. Class B shares will only be issued (i) upon the exchange of Class B shares from another AB Mutual Fund, (ii) for purposes of dividend reinvestment, (iii) through the Fund’s Automatic Investment Program (the “Program”) for accounts that established the Program prior to January 31, 2009, and (iv) for purchases of additional shares by Class B shareholders as of January 31, 2009. The ability to establish a new Program for accounts containing Class B shares was suspended as of January 31, 2009. Class B shares purchased for cash will automatically convert to Class A shares after eight years. Class B shares may be exchanged, to the extent described in the prospectus, for Class B

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NOTES TO FINANCIAL STATEMENTS (continued)

shares of other AB Mutual Funds. Class B shares also are offered in exchange, to the extent described in the prospectus, for Class B shares of other AB Mutual Funds without an initial sales charge. However, a CDSC may be charged if shares are redeemed within a certain number of years of the original purchase of AB Mutual Fund Class B shares. When redemption occurs, the applicable CDSC schedule is that which applied to the AB Mutual Fund Class B shares originally purchased for cash at the time of their purchase.

Class C shares are sold for cash or in exchange for Class C shares of another AB Mutual Fund without an initial sales charge at the time of purchase. Class C shares are subject to a CDSC of 1% on redemptions made within the first year after purchase. Class C shares do not convert to any other class of shares of the Fund. Class C shares may be exchanged for Class C shares of other AB Mutual Funds.

Advisor Class shares are sold for cash or in exchange for Advisor Class shares of another AB Mutual Fund without an initial sales charge or CDSC and are not subject to ongoing distribution expenses.

Class R, Class K, and Class I shares are sold for cash or in exchange of the same class of shares of another AB Mutual Fund without an initial sales charge or CDSC. Class I shares are not subject to ongoing distribution expenses. Class I shares are also available for the investment of cash collateral related to the AB Funds’ securities lending programs.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Securities in which the Fund invests are traded primarily in the over-the-counter market and are valued at amortized cost, which approximates market value. Under such method a portfolio instrument is valued at cost and any premium or discount is amortized or accreted, respectively, on a constant basis to maturity.

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NOTES TO FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more

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NOTES TO FINANCIAL STATEMENTS (continued)

widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2017:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Short-Term Investments:
U.S. Government & Government Sponsored Agency Obligations	$	– 0	–	$271,299,241		$	– 0	–	$271,299,241
Repurchase Agreements		28,200,000		– 0	–		– 0	–	28,200,000

Total(a)		$28,200,000		$271,299,241		$	– 0	–	$299,499,241

(a)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

AllianceBernstein L.P. (the “Adviser”) established a Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Fund’s Board of Trustees (the “Board”), including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight

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NOTES TO FINANCIAL STATEMENTS (continued)

of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

4. Dividends and Distributions

The Fund declares dividends daily and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed annually. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

5. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

6. Investment Income and Investment Transactions

Interest income is accrued daily and includes amortization of premiums and accretions of discounts as adjustments to interest income. Investment

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NOTES TO FINANCIAL STATEMENTS (continued)

transactions are accounted for on the date the securities are purchased or sold. Investment gains and losses are determined on an identified cost basis.

7. Repurchase Agreements

It is the Fund’s policy that its custodian or designated subcustodian take control of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the Fund may be delayed or limited.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Effective July 11, 2016, the Fund pays the Adviser an advisory fee at the annual rate of .20% on average daily assets. Prior to July 11, 2016, the Fund paid the Adviser an advisory fee at the annual rate of .25% on the first $1.25 billion of average daily net assets; .24% on the next $.25 billion; .23% on the next $.25 billion; .22% on the next $.25 billion; .21% on the next $1 billion; and .20% in excess of $3 billion. For the year ended April 30, 2017, the Adviser has voluntarily agreed to waive a portion of such fees in the amount of $495,177. To prevent the Fund’s expenses from exceeding its total income on a daily basis, the Adviser voluntarily reimbursed the Fund an additional amount of $189,710 for the year ended April 30, 2017.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the year ended April 30, 2017, the reimbursement for such services amounted to $59,141.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $242,552 for the year ended April 30, 2017.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has received $8,353, $10,653 and $2,348 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the year ended April 30, 2017.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940 for Class A, Class B, Class C, Class R and Class K. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class B shares, .75% of the Fund’s average daily net assets attributable to Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares and .25% of the Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class and Class I shares. Effective August 28, 2015, payments under the Agreement in respect of Class A shares are limited to an annual rate of .25% of Class A shares’ average daily net assets. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the year ended April 30, 2017, the Distributor has voluntarily agreed to waive all of the distribution fees in the amount of $377,221, $31,288, $126,131, $32,761 and $100,314 for Class A, Class B, Class C, Class R and Class K shares, respectively, limiting the effective annual rate to 0.00% for the Class A, Class B, Class C, Class R and Class K shares.

NOTE D

Investment Transactions, Income Taxes and Distributions to Shareholders

At April 30, 2017, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

The tax character of distributions paid during the fiscal years ended April 30, 2017 and April 30, 2016 were as follows:

	2017	2016
Distributions paid from:
Ordinary income	$1,661,903	$3,950,743
Long-term capital gains	2,124	57

Total distributions paid	$1,664,027	$3,950,800

As of April 30, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$10,993

Total accumulated earnings/(deficit)	$10,993

14 | AB GOVERNMENT EXCHANGE RESERVES	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of April 30, 2017, the Fund did not have any capital loss carryforwards.

During the current fiscal year, there were no permanent differences that resulted in adjustments to undistributed net investment income, accumulated net realized gain on investment and foreign currency transactions, or additional paid-in capital.

NOTE E

Transactions in Shares of Beneficial Interest

Transactions, all at $1.00 per share, were as follows:

	Shares
	Year Ended April 30, 2017	Year Ended April 30, 2016

Class A
Shares sold	150,821,405	217,159,169

Shares issued in reinvestment of dividends and distributions	296,836	351,308

Shares converted from Class B	1,269,574	1,382,367

Shares redeemed	(154,463,787)	(211,678,256)

Net increase (decrease)	(2,075,972)	7,214,588

Class B
Shares sold	569,335	2,121,533

Shares issued in reinvestment of dividends and distributions	4,737	8,615

Shares converted to Class A	(1,269,573)	(1,382,365)

Shares redeemed	(1,418,442)	(1,250,495)

Net decrease	(2,113,943)	(502,712)

Class C
Shares sold	10,546,056	16,990,903

Shares issued in reinvestment of dividends and distributions	30,655	35,329

Shares redeemed	(11,118,651)	(13,866,440)

Net increase (decrease)	(541,940)	3,159,792

Advisor Class
Shares sold	120,418,710	306,756,224

Shares issued in reinvestment of dividends and distributions	224,010	238,975

Shares redeemed	(258,818,793)	(178,270,000)

Net increase (decrease)	(138,176,073)	128,725,199

abfunds.com	AB GOVERNMENT EXCHANGE RESERVES | 15

NOTES TO FINANCIAL STATEMENTS (continued)

	Shares
	Year Ended April 30, 2017	Year Ended April 30, 2016

Class R
Shares sold	21,532,270	6,953,104

Shares issued in reinvestment of dividends and distributions	16,203	10,083

Shares redeemed	(20,667,895)	(6,928,272)

Net increase	880,578	34,915

Class K
Shares sold	119,866,338	77,554,618

Shares issued in reinvestment of dividends and distributions	95,375	59,604

Shares redeemed	(108,372,804)	(72,501,860)

Net increase	11,588,909	5,112,362

Class I
Shares sold	1,317,022,538	9,366,693,644

Shares issued in reinvestment of dividends and distributions	992,989	3,245,216

Shares redeemed	(2,965,768,956)	(9,488,493,721)

Net decrease	(1,647,753,429)	(118,554,861)

NOTE F

Risks Involved in Investing in the Fund

Money Market Fund Risk and Regulatory Developments—Money market funds are sometimes unable to maintain a net asset value (“NAV”) at $1.00 per share and, as it is generally referred to, “break the buck.” In that event, an investor in a money market fund would, upon redemption, receive less than $1.00 per share. The Fund’s shareholders should not rely on or expect an affiliate of the Fund to purchase distressed assets from the Fund, make capital infusions, enter into credit support agreements or take other actions to prevent the Fund from breaking the buck. In addition, significant redemptions by large investors in the Fund could have a material adverse effect on the Fund’s other shareholders. The Fund’s NAV could be affected by forced selling during periods of high redemption pressures and/or illiquid markets. Money market funds are also subject to regulatory risk.

In accordance with the recently adopted changes to Rule 2a-7 under the Investment Company Act of 1940, the Fund is permitted, but not required, at the discretion of the Fund’s Board, under certain circumstances of impaired liquidity of the Fund’s investments, to impose liquidity fees of up to 2% on, or suspend, redemptions for limited periods of time. The Board has determined not to impose liquidity fees on, or suspend, redemptions under any circumstances.

16 | AB GOVERNMENT EXCHANGE RESERVES	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Interest Rate Risk—Changes in interest rates will affect the yield and value of the Fund’s investments in short-term securities. A decline in interest rates will affect the Fund’s yield as these securities mature or are sold and the Fund purchases new short-term securities with lower yields. Generally, an increase in interest rates causes the value of a debt instrument to decrease. The change in value of short-term securities is usually smaller than for securities with longer maturities.

Credit Risk—Credit risk is the possibility that a security’s credit rating will be downgraded or that the issuer of the security will default (fail to make scheduled interest and principal payments). The Fund’s investments in U.S. Government securities or related repurchase agreements have minimal credit risk compared to other investments.

Liquidity Risk—Liquidity risk exists when particular investments are difficult to purchase or sell, which may prevent the Fund from selling out of these securities at an advantageous time or price.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

NOTE G

Other

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the financial statements and related disclosures.

NOTE H

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

abfunds.com	AB GOVERNMENT EXCHANGE RESERVES | 17

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Class A
	Year Ended April 30,				October 1, 2014 to April 30, 2015(a)		Year Ended September 30,
	2017		2016				2014		2013		2012

Net asset value, beginning of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00

Income From Investment Operations
Net investment income(b)	.0015	†	.0020		.0002		.0005		.0009		.0018
Net realized gain on investment transactions(c)	.00		.00		.00		.00		.00		.00
Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–

Net increase in net asset value from operations	.0015		.0020		.0002		.0005		.0009		.0018

Less: Dividends and Distributions
Dividends from net investment income	(.0015)		(.0020)		(.0002)		(.0005)		(.0009)		(.0018)
Distributions from net realized gain on investment transactions	(.00	)(c)	(.00	)(c)	(.00	)(c)	(.00	)(c)	– 0	–	– 0	–

Total dividends and distributions	(.0015)		(.0020)		(.0002)		(.0005)		(.0009)		(.0018)

Net asset value, end of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00

Total Return
Total investment return based on net asset value(d)	.19	%†	.20%		.03%		.05%		.09%		.18%
Ratios/Supplemental Data
Net assets, end of period (in millions)	$142		$144		$137		$217		$192		$173
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.42%		.13%		.13	%^	.12%		.14%		.14%
Expenses, before waivers/reimbursements	.75%		.64%		.61	%^	.61%		.62%		.61%
Net investment income(b)	.15	%†	.20%		.04	%^	.05%		.08%		.17%

See footnote summary on page 25.

18 | AB GOVERNMENT EXCHANGE RESERVES	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Class B
	Year Ended April 30,				October 1, 2014 to April 30, 2015(a)		Year Ended September 30,
	2017		2016				2014		2013		2012

Net asset value, beginning of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00

Income From Investment Operations
Net investment income(b)	.0011	†	.0020		.0001		.0003		.0008		.0017
Net realized gain on investment transactions(c)	.00		.00		.00		.00		.00		.00
Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–

Net increase in net asset value from operations	.0011		.0020		.0001		.0003		.0008		.0017

Less: Dividends and Distributions
Dividends from net investment income	(.0011)		(.0020)		(.0001)		(.0003)		(.0008)		(.0017)
Distributions from net realized gain on investment transactions	(.00	)(c)	(.00	)(c)	(.00	)(c)	(.00	)(c)	– 0	–	– 0	–

Total dividends and distributions	(.0011)		(.0020)		(.0001)		(.0003)		(.0008)		(.0017)

Net asset value, end of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00

Total Return
Total investment return based on net asset value(d)	.16	%†	.20%		.01%		.03%		.08%		.17%
Ratios/Supplemental Data
Net assets, end of period (in millions)	$2		$4		$4		$7		$10		$15
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.44%		.13%		.15	%^	.14%		.14%		.14%
Expenses, before waivers/reimbursements	1.53%		1.41%		1.34	%^	1.33%		1.33%		1.36%
Net investment income(b)	.11	%†	.20%		.02	%^	.03%		.09%		.17%

See footnote summary on page 25.

abfunds.com	AB GOVERNMENT EXCHANGE RESERVES | 19

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Class C
	Year Ended April 30,				October 1, 2014 to April 30, 2015(a)		Year Ended September 30,
	2017		2016				2014		2013		2012

Net asset value, beginning of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00

Income From Investment Operations
Net investment income(b)	.0013	†	.0020		.0002		.0004		.0009		.0018
Net realized gain on investment transactions(c)	.00		.00		.00		.00		.00		.00
Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–

Net increase in net asset value from operations	.0013		.0020		.0002		.0004		.0009		.0018

Less: Dividends and Distributions
Dividends from net investment income	(.0013)		(.0020)		(.0002)		(.0004)		(.0009)		(.0018)
Distributions from net realized gain on investment transactions	(.00	)(c)	(.00	)(c)	(.00	)(c)	(.00	)(c)	– 0	–	– 0	–

Total dividends and distributions	(.0013)		(.0020)		(.0002)		(.0004)		(.0009)		(.0018)

Net asset value, end of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00

Total Return
Total investment return based on net asset value(d)	.18	%†	.20%		.02%		.04%		.09%		.18%
Ratios/Supplemental Data
Net assets, end of period (in millions)	$17		$18		$14		$19		$27		$22
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.43%		.13%		.14	%^	.13%		.14%		.14%
Expenses, before waivers/reimbursements	1.27%		1.14%		1.08	%^	1.07%		1.08%		1.08%
Net investment income(b)	.14	%†	.21%		.03	%^	.04%		.08%		.17%

See footnote summary on page 25.

20 | AB GOVERNMENT EXCHANGE RESERVES	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Advisor Class
	Year Ended April 30,				October 1, 2014 to April 30, 2015(a)		Year Ended September 30,
	2017		2016				2014		2013		2012

Net asset value, beginning of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00

Income From Investment Operations
Net investment income(b)	.0015	†	.0020		.0002		.0005		.0009		.0018
Net realized gain on investment transactions(c)	.00		.00		.00		.00		.00		.00
Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–

Net increase in net asset value from operations	.0015		.0020		.0002		.0005		.0009		.0018

Less: Dividends and Distributions
Dividends from net investment income	(.0015)		(.0020)		(.0002)		(.0005)		(.0009)		(.0018)
Distributions from net realized gain on investment transactions	(.00	)(c)	(.00	)(c)	(.00	)(c)	(.00	)(c)	– 0	–	– 0	–

Total dividends and distributions	(.0015)		(.0020)		(.0002)		(.0005)		(.0009)		(.0018)

Net asset value, end of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00

Total Return
Total investment return based on net asset value(d)	.19	%†	.20%		.03%		.05%		.09%		.18%
Ratios/Supplemental Data
Net assets, end of period (in millions)	$79		$218		$89		$923		$940		$750
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.39%		.13%		.13	%^	.12%		.14%		.14%
Expenses, before waivers/reimbursements	.48%		.38%		.31	%^	.31%		.32%		.31%
Net investment income(b)	.16	%†	.22%		.04	%^	.05%		.09%		.18%

See footnote summary on page 25.

abfunds.com	AB GOVERNMENT EXCHANGE RESERVES | 21

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Class R
	Year Ended April 30,				October 1, 2014 to April 30, 2015(a)		Year Ended September 30,
	2017		2016				2014		2013		2012

Net asset value, beginning of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00

Income From Investment Operations
Net investment income(b)	.0019	†	.0020		.0001		.0001		.0008		.0018
Net realized gain on investment transactions(c)	.00		.00		.00		.00		.00		.00
Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–

Net increase in net asset value from operations	.0019		.0020		.0001		.0001		.0008		.0018

Less: Dividends and Distributions
Dividends from net investment income	(.0019)		(.0020)		(.0001)		(.0001)		(.0008)		(.0018)
Distributions from net realized gain on investment transactions	(.00	)(c)	(.00	)(c)	(.00	)(c)	(.00	)(c)	– 0	–	– 0	–

Total dividends and distributions	(.0019)		(.0020)		(.0001)		(.0001)		(.0008)		(.0018)

Net asset value, end of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00

Total Return
Total investment return based on net asset value(d)	.24	%†	.20%		.01%		.01%		.08%		.18%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,024		$5,145		$5,110		$7,800		$7,152		$6,412
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.39%		.13%		.16	%^	.16%		.15%		.13%
Expenses, before waivers/reimbursements	.97%		.83%		.84	%^	.85%		.84%		.85%
Net investment income(b)	.20	%†	.20%		.02	%^	.01%		.08%		.18%

See footnote summary on page 25.

22 | AB GOVERNMENT EXCHANGE RESERVES	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Class K
	Year Ended April 30,				October 1, 2014 to April 30, 2015(a)		Year Ended September 30,
	2017		2016				2014		2013		2012

Net asset value, beginning of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00

Income From Investment Operations
Net investment income(b)	.0019	†	.0020		.0002		.0002		.0008		.0017
Net realized gain on investment transactions(c)	.00		.00		.00		.00		.00		.00
Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–

Net increase in net asset value from operations	.0019		.0020		.0002		.0002		.0008		.0017

Less: Dividends and Distributions
Dividends from net investment income	(.0019)		(.0020)		(.0002)		(.0002)		(.0008)		(.0017)
Distributions from net realized gain on investment transactions	(.00	)(c)	(.00	)(c)	(.00	)(c)	(.00	)(c)	– 0	–	– 0	–

Total dividends and distributions	(.0019)		(.0020)		(.0002)		(.0002)		(.0008)		(.0017)

Net asset value, end of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00

Total Return
Total investment return based on net asset value(d)	.24	%†	.20%		.02%		.02%		.08%		.17%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$42,348		$30,766		$25,653		$26,229		$30,605		$35,221
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.38%		.13%		.15	%^	.15%		.14%		.15%
Expenses, before waivers/reimbursements	.71%		.58%		.58	%^	.59%		.60%		.69%
Net investment income(b)	.19	%†	.20%		.03	%^	.02%		.09%		.17%

See footnote summary on page 25.

abfunds.com	AB GOVERNMENT EXCHANGE RESERVES | 23

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Year Ended April 30,				October 1, 2014 to April 30, 2015(a)		Year Ended September 30,
	2017		2016				2014		2013		2012

Net asset value, beginning of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00

Income From Investment Operations
Net investment income(b)	.0024	†	.0019		.0004		.0007		.0010		.0018
Net realized gain on investment transactions(c)	.00		.00		.00		.00		.00		.00
Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–

Net increase in net asset value from operations	.0024		.0019		.0004		.0007		.0010		.0018

Less: Dividends and Distributions
Dividends from net investment income	(.0023)		(.0020)		(.0004)		(.0007)		(.0010)		(.0018)
Distributions from net realized gain on investment transactions	(.00	)(c)	(.00	)(c)	(.00	)(c)	(.00	)(c)	– 0	–	– 0	–

Total dividends and distributions	(.0023)		(.0020)		(.0004)		(.0007)		(.0010)		(.0018)

Net asset value, end of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00

Total Return
Total investment return based on net asset value(d)	.28	%†	.20%		.04%		.07%		.10%		.18%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,188		$1,657,969		$1,776,473		$615,207		$276,480		$979,369
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.16%		.13%		.09	%^	.10%		.13%		.14%
Expenses, before waivers/reimbursements	.30%		.29%		.28	%^	.29%		.28%		.32%
Net investment income(b)	.35	%†	.19%		.08	%^	.07%		.10%		.19%

See footnote summary on page 25.

24 | AB GOVERNMENT EXCHANGE RESERVES	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

(a)	The Fund changed its fiscal year end from September 30 to April 30.

(b)	Net of fees waived and expenses reimbursed.

(c)	Amount is less than $0.00005.

(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

†	For the year ended April 30, 2017 the amount includes a refund for overbilling of prior years’ custody out of pocket fees as follows:

Net Investment Income Per Share	Net Investment Income Ratio	Total Return
$.0002	.02%	.02%

^	Annualized.

See notes to financial statements.

abfunds.com	AB GOVERNMENT EXCHANGE RESERVES | 25

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of AB Government Exchange Reserves

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of AB Government Exchange Reserves, formerly AB Exchange Reserves (the “Fund”) as of April 30, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended, the period October 1, 2014 to April 30, 2015, and each of the three years in the period ended September 30, 2014. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2017, by correspondence with the custodian and others, or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AB Government Exchange Reserves at April 30, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended, the period October 1, 2014 to April 30, 2015, and each of the three years in the period ended September 30, 2014, in conformity with U.S. generally accepted accounting principles.

New York, New York

June 28, 2017

26 | AB GOVERNMENT EXCHANGE RESERVES	abfunds.com

2017 FEDERAL TAX INFORMATION

(unaudited)

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during the taxable year ended April 30, 2017.

For foreign shareholders, 65.41% of ordinary income dividends paid may be considered to be qualifying to be taxed as interest-related dividends.

Shareholders should not use the above information to prepare their income tax returns. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you separately in January 2018.

abfunds.com	AB GOVERNMENT EXCHANGE RESERVES | 27

TRUSTEES

Marshall C. Turner, Jr. , Chairman John H. Dobkin Michael J. Downey William H. Foulk, Jr. D. James Guzy	Nancy P. Jacklin Robert M. Keith, President and Chief Executive Officer Carol C. McMullen Garry L. Moody Earl D. Weiner

OFFICERS

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer Raymond J. Papera, Senior Vice President Maria R. Cona, Vice President Edward J. Dombrowski, Vice President	Lucas Krupa, Vice President Emilie D. Wrapp, Secretary Joseph J. Mantineo, Treasurer and Chief Financial Officer Stephen M. Woetzel, Controller Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent	Transfer Agent
State Street Bank and Trust Company State Street Corporation CCB/5 1 Iron Street Boston, MA 02210	AllianceBernstein Investor Services, Inc. P.O. Box 786003 San Antonio, TX 78278-6003 Toll-Free (800) 221-5672
Legal Counsel	Principal Underwriter
Seward & Kissel LLP One Battery Park Plaza New York, NY 10004	AllianceBernstein Investments, Inc. 1345 Avenue of the Americas New York, NY 10105

Independent Registered Public Accounting Firm Ernst & Young LLP 5 Times Square New York, NY 10036

28 | AB GOVERNMENT EXCHANGE RESERVES	abfunds.com

MANAGEMENT OF THE FUND

Board of Trustees Information

The business and affairs of the Fund are managed under the direction of the Board of Trustees. Certain information concerning the Fund’s Trustees is set forth below.

NAME, ADDRESS*, AGE, (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
INTERESTED DIRECTOR
Robert M. Keith, + 1345 Avenue of the Americas New York, NY 10105 57 (2010)	Senior Vice President of AllianceBernstein L.P. (the “Adviser”) and the head of AllianceBernstein Investments, Inc. (“ABI”) since July 2008; Director of ABI and President of the AB Mutual Funds. Previously, he served as Executive Managing Director of ABI from December 2006 to June 2008. Prior to joining ABI in 2006, Executive Managing Director of Bernstein Global Wealth Management, and prior thereto, Senior Managing Director and Global Head of Client Service and Sales of the Adviser’s institutional investment management business since 2004. Prior thereto, he was Managing Director and Head of North American Client Service and Sales in the Adviser’s institutional investment management business, with which he had been associated since prior to 2004.	95	None

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MANAGEMENT OF THE FUND (continued)

NAME, ADDRESS*, AGE, (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
DISINTERESTED DIRECTORS
Marshall C. Turner, Jr., # Chairman of the Board 75 (2005)	Private Investor since prior to 2012. Former Chairman and CEO of Dupont Photomasks, Inc. (components of semi-conductor manufacturing). He has extensive operating leadership, and venture capital investment experience, including five interim or full-time CEO rolers, and prior service as general partner of institutional venture capital partnerships. He also has extensive non-profit board leadership experience, and currently serves on the boards of two education and science-related non-profit organizations. He has served as a director of one AB Fund since 1992, and director or trustee of multiple AB Funds since 2005. He has been Chairman of the AB Funds since January 2014, and the Chairman of the Independent Directors Committees of such AB Funds since February 2014.	95	Xilinx, Inc. (programmable logic semi-conductors) since 2007

John H. Dobkin, # 75 (1994)	Independent Consultant since prior to 2012. Formerly, President of Save Venice, Inc. (preservation organization) from 2001-2002; Senior Advisor from June 1999-June 2000 and President of Historic Hudson Valley (historic preservation) from December 1989-May 1999. Previously, Director of the National Academy of Design. He has served as a director or trustee of various AB Funds since 1992, and as Chairman of the Audit Committees of a number of such from 2001-2008.	94	None

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MANAGEMENT OF THE FUND (continued)

NAME, ADDRESS*, AGE, (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
DISINTERESTED DIRECTORS (continued)
Michael J. Downey, # 73 (2005)	Private Investor since prior to 2012. Formerly, managing partner of Lexington Capital, LLC (investment advisory firm) from December 1997 until December 2003. He also served as a Director of Prospect Acquision Corp. (financial services) from 2007 until 2009. From 1987 until 1993, Chairman and CEO of Prudential Mutual Fund Management, director of the Prudential mutual funds, and member of the Executive Committee of Prudential Securities Inc. He has served as a director or trustee of the AB Funds since 2005 and is a director and Chairman of one other registered investment company.	95	The Asia Pacific Fund, Inc. (registered investment company) since prior to 2012

William H. Foulk, Jr., # 84 (1994)	Investment Adviser and an Independent Consultant since prior to 2012. Previously, he was Senior Manager of Barrett Associates, Inc., a registered investment adviser. He was formerly Deputy Comptroller and Chief Investment Officer of the State of New York and, prior thereto, Chief Investment Officer of the New York Bank for Savings. He has served as a director or trustee of various AB Funds since 1983, and was Chairman of the Independent Directors Committees of the AB Funds from 2003 until early February 2014. He served as Chairman of such AB Funds from 2003 through December 2013. He is also active in a number of mutual fund related organizations and committees.	95	None

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MANAGEMENT OF THE FUND (continued)

NAME, ADDRESS*, AGE, (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
DISINTERESTED DIRECTORS (continued)
D. James Guzy, # 81 (2005)	Chairman of the Board of SRC Computers, Inc. (semi-conductors), with which he has been associated since prior to 2012. He served as Chairman of the Board of PLX Technology (semi-conductors) since prior to 2012 until November 2013. He was a director of Intel Corporation (semi-conductors) from 1969 until 2008, and served as Chairman of the Finance Committee of such company for several years until May 2008. He has served as a director or trustee of one or more of the AB Funds since 1982.	92	None

Nancy P. Jacklin, # 69 (2006)	Private Investor since 2012. Professorial Lecturer at the Johns Hopkins School of Advanced International Studies (2008-2015). U.S. Executive Director of the International Monetary Fund (which is responsible for ensuring the stability of the international monetary system), (December 2002-May 2006); Partner, Clifford Chance (1992-2002); Sector Counsel, International Banking and Finance, and Associate General Counsel, Citicorp (1985-1992); Assistant General Counsel (International), Federal Reserve Board of Governors (1982-1985); and Attorney Advisor, U.S. Department of the Treasury (1973-1982). Member of the Bar of the District of Columbia and of New York; and member of the Council on Foreign Relations. She has served as a director or trustee of the AB Funds since 2006 and has been Chairman of the Governance and Nominating Committees of the AB Funds since August 2014.	95	None

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MANAGEMENT OF THE FUND (continued)

NAME, ADDRESS*, AGE, (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
DISINTERESTED DIRECTORS (continued)
Carol C. McMullen, # 61 (2016)	Managing Director of Slalom Consulting (consulting) since 2014, private investor and member of the Partners Healthcare Investment Committee. Formerly, Director of Norfolk & Dedham Group (mutual property and casualty insurance) from 2011 until November 2016; Director of Partners Community Physicians Organization (healthcare) from 2014 until December 2016; and Managing Director of The Crossland Group (consulting) from 2012 until 2013. She has held a number of senior positions in the asset and wealth management industries, including at Eastern Bank (where her roles included President of Eastern Wealth Management), Thomson Financial (Global Head of Sales for Investment Management), and Putnam Investments (where her roles included Head of Global Investment Research). She has served on a number of private company and nonprofit boards, and as a director or trustee of the AB Funds since June 2016.	95	None

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MANAGEMENT OF THE FUND (continued)

NAME, ADDRESS*, AGE, (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
DISINTERESTED DIRECTORS (continued)
Garry L. Moody, # 65 (2008)	Independent Consultant. Formerly, Partner, Deloitte & Touche LLP (1995-2008) where he held a number of senior positions, including Vice Chairman, and U.S. and Global Investment Management Practice Managing Partner; President, Fidelity Accounting and Custody Services Company (1993-1995), where he was responsible for the accounting, pricing, custody and reporting for the Fidelity mutual fund; and Partner, Ernst & Young LLP (1975-1993), where he served as the National Director of Mutual Fund Tax Services and Managing Partner of its Chicago Office Tax department. He is a member of the Trustee Advisory Board of BoardIQ, a biweekly publication focused on issues and news affecting directors of mutual funds. He has served as a director or trustee, and as Chairman of the Audit Committees, of the AB Funds since 2008.	95	None

Earl D. Weiner, # 77 (2007)	Of Counsel, and Partner prior to January 2007, of the law firm Sullivan & Cromwell LLP and is a former member of the ABA Federal Regulation of Securities Committee Task Force to draft editions of the Fund Director’s Guidebook. He also serves as a director or trustee of various non-profit organizations and has served as Chairman or Vice Chairman of a number of them. He has served as a director or trustee of the AB Funds since 2007 and served as Chairman of the Governance and Nominating Committees of the AB Funds from 2007 until August 2014.	95	None

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MANAGEMENT OF THE FUND (continued)

*	The address for each of the Fund’s disinterested Trustees is c/o AllianceBernstein L.P., Attention: Philip L. Kirstein, 1345 Avenue of the Americas, New York, NY 10105.

**	There is no stated term of office for the Fund’s Trustees.

***	The information above includes each Trustee’s principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee’s qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the Fund.

+	Mr. Keith is an “interested person” of the Fund, as defined in the 1940 Act, due to his position as a Senior Vice President of the Adviser.

#	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

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MANAGEMENT OF THE FUND (continued)

Officer Information

Certain information concerning the Fund’s Officers is listed below.

NAME, ADDRESS* AND AGE	POSITION(S) HELD WITH FUND	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS**
Robert M. Keith 57	President and Chief Executive Officer	See biography above.

Philip L. Kirstein 72	Senior Vice President and Independent Compliance Officer	Senior Vice President and Independent Compliance Officer of the AB Funds, with which he has been associated since October 2004. Prior thereto, he was Of Counsel to Kirkpatrick & Lockhart, LLP from October 2003 to October 2004, and General Counsel of Merrill Lynch Investment Managers, L.P. since prior to March 2003.

Raymond J. Papera 61	Senior Vice President	Senior Vice President of the Adviser,** with which he has been associated since prior to 2012.

Maria R. Cona 62	Vice President	Vice President of the Adviser,** with which she has been associated since prior to 2012.

Edward J. Dombrowski 39	Vice President	Vice President of the Adviser,** with which he has been associated since prior to 2012.

Lucas Krupa 30	Vice President	Assistant Vice President of the Adviser**, with which he has been associated since prior to 2012.

Emilie D. Wrapp 61	Secretary	Senior Vice President, Assistant General Counsel and Assistant Secretary of ABI,** with which she has been associated since prior to 2012.

Joseph J. Mantineo 58	Treasurer and Chief Financial Officer	Senior Vice President of AllianceBernstein Investor Services, Inc. (“ABIS”),** with which he has been associated since prior to 2012.

Stephen M. Woetzel 45	Controller	Vice President of ABIS,** with which he has been associated since prior to 2012.

Vincent S. Noto 52	Chief Compliance Officer	Senior Vice President since 2015 and Mutual Fund Chief Compliance Officer of the Adviser** since 2014. Prior thereto, he was Vice President and Director of Mutual Fund Compliance of the Adviser** since prior to 2012.

*	The address for each of the Fund’s Officers is 1345 Avenue of the Americas, New York, NY 10105.

**	The Adviser, ABI and ABIS are affiliates of the Fund.

The Fund’s Statement of Additional Information (SAI) has additional information about the Fund’s Trustees and Officers and is available without charge upon request. Contact your financial representative or AB at 800-227-4618, or visit www.abfunds.com, for a free prospectus or SAI.

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Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested trustees (the “directors”) of AB Government Exchange Reserves (formerly AB Exchange Reserves) (the “Fund”) unanimously approved the continuance of the Fund’s Advisory Agreement with the Adviser at a meeting held on November 1-3, 2016 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed an independent evaluation prepared by the Fund’s Senior Officer (who is also the Fund’s Independent Compliance Officer) of the reasonableness of the advisory fee, in which the Senior Officer concluded that the contractual fee for the Fund was reasonable. The directors also discussed the proposed continuance in private sessions with counsel and the Fund’s Senior Officer.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they receive presentations from the Adviser on the investment results of the Fund and review extensive materials and information presented by the Adviser.

The directors also considered all other factors they believed relevant, including the specific matters discussed below. In their deliberations, the directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The

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material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Fund’s Senior Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2014 and 2015 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Fund’s Senior Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency and distribution services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors noted that the Fund was not profitable to the Adviser in the periods reviewed. The directors noted that a change in the Fund’s investment strategies in 2016 and the related reduction in the advisory fee rate would likely impact the Adviser’s profitability analysis in future years.

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Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund, including, but not limited to, benefits relating to 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Fund’s unprofitability to the Adviser would be exacerbated without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an analytical service that is not affiliated with the Adviser, showing the performance of the Class A Shares of the Fund against a peer group and a peer universe selected by Broadridge, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended July 31, 2016 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate paid by the Fund to the Adviser and information prepared by Broadridge concerning advisory fee rates paid by other funds in the same Broadridge category as the Fund at a common asset level. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual advisory fee rate with a peer group median.

The directors also considered the Adviser’s fee schedule for institutional clients pursuing a similar investment style. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and the evaluation from the Fund’s Senior Officer and noted the differences between the Fund’s fee schedule, on the one hand, and the institutional fee schedule and the schedule of fees charged to any offshore funds and any sub-advised funds, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously

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discussed with the Adviser its policies in respect of such arrangements. The directors also compared the fee rate for the Fund with those for two other AB Funds with a similar investment style.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to funds such as the Fund, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by Broadridge. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s Broadridge category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund does not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s assets (which were well below the level at which they would anticipate adding an initial

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breakpoint) and its profitability (currently unprofitable) to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

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This page is not part of the Shareholder Report or the Financial Statements

AB FAMILY OF FUNDS

US EQUITY

US CORE

Core Opportunities Fund

Select US Equity Portfolio

US GROWTH

Concentrated Growth Fund

Discovery Growth Fund

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

US VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund1

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

INTERNATIONAL/ GLOBAL CORE

Global Core Equity Portfolio

International Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund1

Tax-Managed International Portfolio

INTERNATIONAL/ GLOBAL GROWTH

Concentrated International Growth Portfolio

International Growth Fund

INTERNATIONAL/ GLOBAL VALUE

Asia ex-Japan Equity Portfolio

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

TAXABLE

Bond Inflation Strategy

Global Bond Fund

High Income Fund

High Yield Portfolio

Income Fund

Intermediate Bond Portfolio

Limited Duration High Income Portfolio

Short Duration Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Credit Long/Short Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Income Portfolio

All Market Total Return Portfolio1

Conservative Wealth Strategy

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Tax-Managed All Market Income Portfolio1

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

TARGET-DATE

Multi-Manager Select Retirement Allocation Fund

Multi-Manager Select 2010 Fund

Multi-Manager Select 2015 Fund

Multi-Manager Select 2020 Fund

Multi-Manager Select 2025 Fund

Multi-Manager Select 2030 Fund

Multi-Manager Select 2035 Fund

Multi-Manager Select 2040 Fund

Multi-Manager Select 2045 Fund

Multi-Manager Select 2050 Fund

Multi-Manager Select 2055 Fund

CLOSED-END FUNDS

Alliance California Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Exchange Reserves, which serves as the money market fund exchange vehicle for the AB mutual funds. An investment in Government Exchange Reserves is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

1	Prior to November 1, 2016, Sustainable Global Thematic Fund was named Global Thematic Growth Fund; prior to January 9, 2017, Relative Value Fund was named Growth & Income Fund; prior to April 17, 2017, Tax-Managed All Market Income Portfolio was named Tax-Managed Balanced Wealth Strategy; prior to April 24, 2017, All Market Total Return Portfolio was named Balanced Wealth Strategy.

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NOTES

abfunds.com	AB GOVERNMENT EXCHANGE RESERVES | 43

NOTES

44 | AB GOVERNMENT EXCHANGE RESERVES	abfunds.com

AB GOVERNMENT EXCHANGE RESERVES

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

GER-0151-0417

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant’s code of ethics is filed herewith as Exhibit 12(a)(1).

(b) During the period covered by this report, no material amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Directors has determined that independent directors Garry L. Moody, William H. Foulk, Jr. and Marshall C. Turner, Jr. qualify as audit committee financial experts.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) - (c) The following table sets forth the aggregate fees billed by the independent registered public accounting firm, Ernst & Young LLP, for the Fund’s last two fiscal years for professional services rendered for: (i) the audit of the Fund’s annual financial statements included in the Fund’s annual report to stockholders; (ii) assurance and related services that are reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (i), which include advice and education related to accounting and auditing issues, quarterly press release review (for those Funds that issue quarterly press releases), and preferred stock maintenance testing (for those Funds that issue preferred stock); and (iii) tax compliance, tax advice and tax return preparation.

	Audit Fees		Audit—Related Fees	Tax Fees
AB Exchange Reserves	2016	$27,932	$—	$16,889
	2017	$27,932	$65	$12,879

(d) Not applicable.

(e) (1) Beginning with audit and non-audit service contracts entered into on or after May 6, 2003, the Fund’s Audit Committee policies and procedures require the pre-approval of all audit and non-audit services provided to the Fund by the Fund’s independent registered public accounting firm. The Fund’s Audit Committee policies and procedures also require pre-approval of all audit and non-audit services provided to the Adviser and Service Affiliates to the extent that these services are directly related to the operations or financial reporting of the Fund.

(e) (2) All of the amounts for Audit Fees, Audit-Related Fees and Tax Fees in the table under Item 4 (a)–(c) are for services pre-approved by the Fund’s Audit Committee.

(f) Not applicable.

(g) The following table sets forth the aggregate non-audit services provided to the Fund, the Fund’s Adviser and entities that control, are controlled by or under common control with the Adviser that provide ongoing services to the Fund:

	All Fees for Non-Audit Services Provided to the Portfolio, the Adviser and Service Affiliates		Total Amount of Foregoing Column Pre- approved by the Audit Committee (Portion Comprised of Audit Related Fees) (Portion Comprised of Tax Fees)
AB Exchange Reserves	2016	$490,984	$16,889
			$—
			$(16,889)
	2017	$608,234	$12,944
			$(65)
			$(12,879)

(h) The Audit Committee of the Fund has considered whether the provision of any non-audit services not pre-approved by the Audit Committee provided by the Fund’s independent registered public accounting firm to the Adviser and Service Affiliates is compatible with maintaining the auditor’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12(a)(1)	Code of Ethics that is subject to the disclosure of Item 2 hereof

12(b)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12(b)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12(c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Government Exchange Reserves

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: June 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: June 29, 2017

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: June 29, 2017